UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023—March 31, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2024
Vanguard PRIMECAP Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Liquidity Risk Management	17

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2024
	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return
PRIMECAP Fund
Investor Shares	$1,000.00	$1,200.10	$2.09
Admiral™ Shares	1,000.00	1,200.60	1.71
Based on Hypothetical 5% Yearly Return
PRIMECAP Fund
Investor Shares	$1,000.00	$1,023.10	$1.92
Admiral Shares	1,000.00	1,023.45	1.57
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.38% for Investor Shares and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).
2

PRIMECAP Fund
Fund Allocation
As of March 31, 2024
Communication Services	5.6%
Consumer Discretionary	9.5
Consumer Staples	0.4
Energy	2.5
Financials	7.0
Health Care	31.3
Industrials	13.3
Information Technology	29.0
Materials	1.4
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

PRIMECAP Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.8%)
Communication Services (5.5%)
*	Alphabet Inc. Class A	11,093,740	1,674,378
*	Alphabet Inc. Class C	6,374,170	970,531
*	Baidu Inc. ADR	5,743,748	604,702
	Walt Disney Co.	4,590,605	561,707
	Meta Platforms Inc. Class A	243,500	118,239
*	Charter Communications Inc. Class A	193,600	56,266
	T-Mobile US Inc.	338,000	55,168
*	Live Nation Entertainment Inc.	499,000	52,779
*	Netflix Inc.	75,100	45,611
*	Altice USA Inc. Class A	4,710,800	12,295
	Universal Music Group NV	201,608	6,058
	Comcast Corp. Class A	51,000	2,211
	Nintendo Co. Ltd.	17,500	955
	Electronic Arts Inc.	5,700	756
			4,161,656
Consumer Discretionary (9.3%)
	Ross Stores Inc.	7,592,900	1,114,334
	Sony Group Corp. ADR	12,985,600	1,113,385
*	Tesla Inc.	5,694,300	1,001,001
	Alibaba Group Holding Ltd. ADR	11,793,917	853,408
	TJX Cos. Inc.	7,835,000	794,626
*	Amazon.com Inc.	3,063,500	552,594
*,1	Mattel Inc.	25,970,838	514,482
[1]	Whirlpool Corp.	3,074,832	367,842
*	Royal Caribbean Cruises Ltd.	1,869,247	259,844
	Bath & Body Works Inc.	3,484,814	174,310
	eBay Inc.	1,189,000	62,755
*	Burlington Stores Inc.	217,700	50,548
*	Flutter Entertainment plc	210,942	42,048
*	Carnival Corp.	2,054,065	33,564
	Lowe's Cos. Inc.	125,000	31,841
*	MGM Resorts International	540,000	25,493
	Marriott International Inc. Class A	97,000	24,474
	Newell Brands Inc.	2,965,000	23,809
*	Victoria's Secret & Co.	1,165,371	22,585
		Shares	Market Value• ($000)
*	Ulta Beauty Inc.	21,000	10,981
			7,073,924
Consumer Staples (0.4%)
	Sysco Corp.	2,221,778	180,364
*	Dollar Tree Inc.	782,000	104,123
	Altria Group Inc.	579,400	25,273
	Dollar General Corp.	50,000	7,803
[2]	Haleon plc ADR	548,000	4,653
			322,216
Energy (2.4%)
	Hess Corp.	4,592,742	701,036
	Pioneer Natural Resources Co.	2,194,600	576,083
	ConocoPhillips	1,679,300	213,741
	EOG Resources Inc.	1,632,700	208,724
*	Transocean Ltd. (XNYS)	16,318,773	102,482
	Schlumberger NV	700,100	38,373
			1,840,439
Financials (6.9%)
	Wells Fargo & Co.	27,539,647	1,596,198
	Visa Inc. Class A	2,331,400	650,647
	JPMorgan Chase & Co.	3,185,800	638,116
	Raymond James Financial Inc.	4,253,903	546,286
	Marsh & McLennan Cos. Inc.	2,610,516	537,714
	Bank of America Corp.	7,264,332	275,464
	Progressive Corp.	848,000	175,383
	Northern Trust Corp.	1,754,700	156,028
	Mastercard Inc. Class A	308,300	148,468
	CME Group Inc.	620,068	133,494
	Citigroup Inc.	1,795,000	113,516
	Fidelity National Information Services Inc.	1,251,500	92,836
*	PayPal Holdings Inc.	901,500	60,392
	Charles Schwab Corp.	687,414	49,728
	Goldman Sachs Group Inc.	55,300	23,098
	Morgan Stanley	205,000	19,303
			5,216,671
Health Care (30.6%)
	Eli Lilly & Co.	12,377,711	9,629,364
	Amgen Inc.	8,990,895	2,556,291
*,1	Biogen Inc.	9,153,861	1,973,847
*	Boston Scientific Corp.	25,786,344	1,766,107
	AstraZeneca plc ADR	25,729,688	1,743,186
4

PRIMECAP Fund
		Shares	Market Value• ($000)
	Thermo Fisher Scientific Inc.	1,608,747	935,020
[2]	Novartis AG ADR	7,846,025	758,946
	Bristol-Myers Squibb Co.	12,698,880	688,660
*	BioMarin Pharmaceutical Inc.	7,030,318	614,028
	Roche Holding AG	1,503,413	383,850
	GSK plc ADR	8,929,150	382,793
*	BeiGene Ltd. ADR	2,280,190	356,599
*	Elanco Animal Health Inc. (XNYS)	19,016,439	309,588
	Zimmer Biomet Holdings Inc.	2,196,500	289,894
	CVS Health Corp.	2,145,500	171,125
	Stryker Corp.	337,400	120,745
	Agilent Technologies Inc.	732,516	106,588
	Abbott Laboratories	660,000	75,016
*	IQVIA Holdings Inc.	213,584	54,013
	Medtronic plc	570,000	49,675
*	Edwards Lifesciences Corp.	492,100	47,025
	UnitedHealth Group Inc.	94,615	46,806
*,3	Siemens Healthineers AG	721,300	44,113
	Sanofi SA ADR	893,000	43,400
	Alcon Inc.	431,477	35,938
*	Sandoz Group AG	404,572	12,212
*	Waters Corp.	33,680	11,594
	Humana Inc.	10,076	3,494
	Danaher Corp.	12,402	3,097
*	Zimvie Inc.	27,100	447
			23,213,461
Industrials (13.0%)
	FedEx Corp.	8,534,158	2,472,687
	Siemens AG (Registered)	7,802,676	1,489,834
	Southwest Airlines Co.	25,401,478	741,469
	Airbus SE	3,517,566	648,037
*	United Airlines Holdings Inc.	12,148,403	581,666
	Delta Air Lines Inc.	11,306,900	541,261
	Caterpillar Inc.	1,341,700	491,639
	TransDigm Group Inc.	309,316	380,954
	Textron Inc.	3,609,000	346,211
	Union Pacific Corp.	1,335,400	328,415
*	American Airlines Group Inc.	19,936,668	306,028
	United Parcel Service Inc. Class B (XNYS)	1,928,970	286,703
	Otis Worldwide Corp.	1,517,260	150,618
	General Dynamics Corp.	512,800	144,861
*	Alaska Air Group Inc.	3,280,700	141,037
	Carrier Global Corp.	1,895,200	110,168
	JB Hunt Transport Services Inc.	515,900	102,793
	CSX Corp.	2,099,300	77,821
	Norfolk Southern Corp.	296,100	75,467
	nVent Electric plc	859,000	64,769
*	Lyft Inc. Class A	3,208,900	62,092
*	Boeing Co.	271,300	52,358
	Rockwell Automation Inc.	165,500	48,215
	Honeywell International Inc.	221,000	45,360
		Shares	Market Value• ($000)
	L3Harris Technologies Inc.	189,000	40,276
	RTX Corp.	376,870	36,756
	Ryanair Holdings plc ADR	250,000	36,397
	Deere & Co.	73,900	30,354
*	WillScot Mobile Mini Holdings Corp.	631,000	29,342
	AMETEK Inc.	156,200	28,569
*	Uber Technologies Inc.	112,250	8,642
			9,900,799
Information Technology (28.4%)
	Micron Technology Inc.	23,700,774	2,794,084
	Microsoft Corp.	6,161,600	2,592,308
	KLA Corp.	3,497,530	2,443,270
*	Adobe Inc.	4,279,757	2,159,566
	Intel Corp.	46,289,118	2,044,590
	Texas Instruments Inc.	10,650,072	1,855,349
	NVIDIA Corp.	1,529,800	1,382,266
	Oracle Corp.	8,879,770	1,115,388
	NetApp Inc.	8,205,241	861,304
	Intuit Inc.	1,151,100	748,215
	Analog Devices Inc.	2,490,000	492,497
	QUALCOMM Inc.	2,754,806	466,389
	HP Inc.	13,112,216	396,251
	Hewlett Packard Enterprise Co.	17,166,842	304,368
	Apple Inc.	1,555,000	266,652
	Entegris Inc.	1,835,622	257,978
	Cisco Systems Inc.	4,371,279	218,171
	Applied Materials Inc.	992,300	204,642
	Telefonaktiebolaget LM Ericsson ADR	33,966,269	187,154
	Corning Inc.	3,990,600	131,530
*	Autodesk Inc.	424,200	110,470
	Teradyne Inc.	857,900	96,797
*	Palo Alto Networks Inc.	315,600	89,672
*	Western Digital Corp.	776,500	52,988
*	Okta Inc.	464,500	48,596
*	Gartner Inc.	90,100	42,948
	Marvell Technology Inc.	458,100	32,470
	Dell Technologies Inc. Class C	273,900	31,255
*	Keysight Technologies Inc.	179,500	28,070
*,2	BlackBerry Ltd.	9,975,500	27,532
	Broadcom Inc.	15,993	21,197
	Salesforce Inc.	48,200	14,517
	Jabil Inc.	95,000	12,725
*	Fortinet Inc.	69,450	4,744
	Infineon Technologies AG ADR	75,000	2,552
*	Arista Networks Inc.	4,000	1,160
*	Unity Software Inc.	20,000	534
*	RingCentral Inc. Class A	8,000	278
*	Nice Ltd. ADR	500	130
			21,540,607
Materials (1.3%)
[2]	Albemarle Corp.	2,101,794	276,890
	Glencore plc	39,982,197	219,405
	DuPont de Nemours Inc.	1,971,556	151,159
	Linde plc	245,300	113,898
	Freeport-McMoRan Inc.	2,261,900	106,354
	Dow Inc.	1,246,438	72,206

5

PRIMECAP Fund
		Shares	Market Value• ($000)
	Corteva Inc.	1,099,216	63,392
			1,003,304
Total Common Stocks (Cost $24,301,645)			74,273,077
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[4,5]	Vanguard Market Liquidity Fund, 5.407% (Cost $1,613,836)	16,142,478	1,613,925
Total Investments (99.9%) (Cost $25,915,481)			75,887,002
Other Assets and Liabilities—Net (0.1%)			43,138
Net Assets (100%)			75,930,140
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $43,543,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $44,113,000, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $44,886,000 was received for securities on loan.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
6

PRIMECAP Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $23,078,255)	71,416,906
Affiliated Issuers (Cost $2,837,226)	4,470,096
Total Investments in Securities	75,887,002
Investment in Vanguard	2,227
Cash	4,161
Receivables for Investment Securities Sold	37,360
Receivables for Accrued Income	101,612
Receivables for Capital Shares Issued	9,039
Total Assets	76,041,401
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $4)	9
Payables for Investment Securities Purchased	6,647
Collateral for Securities on Loan	44,886
Payables to Investment Advisor	32,419
Payables for Capital Shares Redeemed	22,273
Payables to Vanguard	5,027
Total Liabilities	111,261
Net Assets	75,930,140
1 Includes $43,543,000 of securities on loan.
At March 31, 2024, net assets consisted of:

Paid-in Capital	23,820,384
Total Distributable Earnings (Loss)	52,109,756
Net Assets	75,930,140

Investor Shares—Net Assets
Applicable to 32,247,104 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,312,855
Net Asset Value Per Share—Investor Shares	$164.75

Admiral Shares—Net Assets
Applicable to 413,745,418 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	70,617,285
Net Asset Value Per Share—Admiral Shares	$170.68

See accompanying Notes, which are an integral part of the Financial Statements.
7

PRIMECAP Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	492,119
Dividends—Affiliated Issuers	10,712
Interest—Unaffiliated Issuers	4
Interest—Affiliated Issuers	27,585
Securities Lending—Net	68
Total Income	530,488
Expenses
Investment Advisory Fees—Note B	62,705
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,742
Management and Administrative—Admiral Shares	39,697
Marketing and Distribution—Investor Shares	114
Marketing and Distribution—Admiral Shares	975
Custodian Fees	1,395
Shareholders’ Reports—Investor Shares	31
Shareholders’ Reports—Admiral Shares	95
Trustees’ Fees and Expenses	26
Other Expenses	198
Total Expenses	109,978
Expenses Paid Indirectly	(34)
Net Expenses	109,944
Net Investment Income	420,544
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	6
Investment Securities Sold—Unaffiliated Issuers	2,215,878
Investment Securities Sold—Affiliated Issuers	(4,300)
Foreign Currencies	(167)
Realized Net Gain (Loss)	2,211,417
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	10,711,177
Investment Securities—Affiliated Issuers	(473,635)
Foreign Currencies	117
Change in Unrealized Appreciation (Depreciation)	10,237,659
Net Increase (Decrease) in Net Assets Resulting from Operations	12,869,620
1	Dividends are net of foreign withholding taxes of $11,427,000.

See accompanying Notes, which are an integral part of the Financial Statements.
8

PRIMECAP Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	420,544	784,990
Realized Net Gain (Loss)	2,211,417	4,158,837
Change in Unrealized Appreciation (Depreciation)	10,237,659	10,273,895
Net Increase (Decrease) in Net Assets Resulting from Operations	12,869,620	15,217,722
Distributions
Investor Shares	(342,322)	(408,794)
Admiral Shares	(4,449,466)	(5,062,138)
Total Distributions	(4,791,788)	(5,470,932)
Capital Share Transactions
Investor Shares	(24,747)	(215,027)
Admiral Shares	2,617,764	(113,439)
Net Increase (Decrease) from Capital Share Transactions	2,593,017	(328,466)
Total Increase (Decrease)	10,670,849	9,418,324
Net Assets
Beginning of Period	65,259,291	55,840,967
End of Period	75,930,140	65,259,291

See accompanying Notes, which are an integral part of the Financial Statements.
9

PRIMECAP Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$147.17	$126.26	$168.72	$142.86	$133.12	$147.61
Investment Operations
Net Investment Income[1]	.874	1.632	1.456	1.183	1.745	1.715
Net Realized and Unrealized Gain (Loss) on Investments	27.514	31.717	(27.430)	39.134	17.947	(6.495)
Total from Investment Operations	28.388	33.349	(25.974)	40.317	19.692	(4.780)
Distributions
Dividends from Net Investment Income	(1.659)	(1.549)	(1.150)	(1.542)	(1.690)	(1.470)
Distributions from Realized Capital Gains	(9.149)	(10.890)	(15.336)	(12.915)	(8.262)	(8.240)
Total Distributions	(10.808)	(12.439)	(16.486)	(14.457)	(9.952)	(9.710)
Net Asset Value, End of Period	$164.75	$147.17	$126.26	$168.72	$142.86	$133.12
Total Return[2]	20.01%	28.06%	-17.25%	29.74%	15.05%	-2.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,313	$4,762	$4,243	$5,878	$5,697	$6,095
Ratio of Total Expenses to Average Net Assets	0.38%[3]	0.38%[3]	0.38%[3]	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.17%	0.95%	0.73%	1.31%	1.32%
Portfolio Turnover Rate	2%	4%	3%	5%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.38%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

PRIMECAP Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$152.51	$130.87	$174.92	$148.12	$138.02	$153.09
Investment Operations
Net Investment Income[1]	.963	1.793	1.621	1.345	1.920	1.880
Net Realized and Unrealized Gain (Loss) on Investments	28.520	32.854	(28.426)	40.564	18.600	(6.756)
Total from Investment Operations	29.483	34.647	(26.805)	41.909	20.520	(4.876)
Distributions
Dividends from Net Investment Income	(1.830)	(1.718)	(1.343)	(1.716)	(1.853)	(1.647)
Distributions from Realized Capital Gains	(9.483)	(11.289)	(15.902)	(13.393)	(8.567)	(8.547)
Total Distributions	(11.313)	(13.007)	(17.245)	(15.109)	(10.420)	(10.194)
Net Asset Value, End of Period	$170.68	$152.51	$130.87	$174.92	$148.12	$138.02
Total Return[2]	20.06%	28.14%	-17.19%	29.83%	15.13%	-2.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70,617	$60,497	$51,598	$68,059	$58,626	$57,177
Ratio of Total Expenses to Average Net Assets	0.31%[3]	0.31%[3]	0.31%[3]	0.31%	0.31%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.24%	1.02%	0.80%	1.39%	1.39%
Portfolio Turnover Rate	2%	4%	3%	5%	6%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.31%.

See accompanying Notes, which are an integral part of the Financial Statements.
11

PRIMECAP Fund
Notes to Financial Statements
Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and
12

PRIMECAP Fund
settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
13

PRIMECAP Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.18% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $2,227,000, representing less than 0.01% of the fund’s net assets and 0.89% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $34,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
14

PRIMECAP Fund
The following table summarizes the market value of the fund’s investments as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	71,426,565	2,846,512	—	74,273,077
Temporary Cash Investments	1,613,925	—	—	1,613,925
Total	73,040,490	2,846,512	—	75,887,002
F.	As of March 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	25,943,659
Gross Unrealized Appreciation	51,804,474
Gross Unrealized Depreciation	(1,861,131)
Net Unrealized Appreciation (Depreciation)	49,943,343
G.	During the six months ended March 31, 2024, the fund purchased $1,513,865,000 of investment securities and sold $3,872,184,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	210,283	1,379	205,544	1,472
Issued in Lieu of Cash Distributions	324,021	2,159	388,807	3,083
Redeemed	(559,051)	(3,652)	(809,378)	(5,800)
Net Increase (Decrease)—Investor Shares	(24,747)	(114)	(215,027)	(1,245)
Admiral Shares
Issued	902,927	5,713	1,725,734	12,228
Issued in Lieu of Cash Distributions	4,151,238	26,706	4,730,931	36,219
Redeemed	(2,436,401)	(15,343)	(6,570,104)	(46,041)
Net Increase (Decrease)—Admiral Shares	2,617,764	17,076	(113,439)	2,406
15

PRIMECAP Fund
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Biogen Inc.	2,317,349	43,120	9,912	(2,792)	(373,918)	—	—	1,973,847
Mattel Inc.	582,822	—	9,135	(1,564)	(57,641)	—	—	514,482
Vanguard Market Liquidity Fund	1,211,327	NA1	NA1	56	(179)	27,585	6	1,613,925
Whirlpool Corp.	402,147	7,592	—	—	(41,897)	10,712	—	367,842
Total	4,513,645	50,712	19,047	(4,300)	(473,635)	38,297	6	4,470,096
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
K.	Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
16

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard PRIMECAP Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
17

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q592 052024

Semiannual Report  |  March 31, 2024
Vanguard Target Retirement Funds
Vanguard Target Retirement Income Fund
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2024
	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return
Target Retirement Income Fund	$1,000.00	$1,095.80	$0.42
Target Retirement 2020 Fund	$1,000.00	$1,110.50	$0.42
Target Retirement 2025 Fund	$1,000.00	$1,130.10	$0.43
Target Retirement 2030 Fund	$1,000.00	$1,145.30	$0.43
Target Retirement 2035 Fund	$1,000.00	$1,155.80	$0.43
Target Retirement 2040 Fund	$1,000.00	$1,166.80	$0.43
Based on Hypothetical 5% Yearly Return
Target Retirement Income Fund	$1,000.00	$1,024.60	$0.40
Target Retirement 2020 Fund	$1,000.00	$1,024.60	$0.40
Target Retirement 2025 Fund	$1,000.00	$1,024.60	$0.40
Target Retirement 2030 Fund	$1,000.00	$1,024.60	$0.40
Target Retirement 2035 Fund	$1,000.00	$1,024.60	$0.40
Target Retirement 2040 Fund	$1,000.00	$1,024.60	$0.40
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.08%, 0.08%, 0.08%, 0.08%, 0.08%, and 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Target Retirement Income Fund
Underlying Vanguard Funds
As of March 31, 2024
Vanguard Total Bond Market II Index Fund Investor Shares	37.1%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	17.9
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	16.6
Vanguard Total International Bond II Index Fund Institutional Shares	16.2
Vanguard Total International Stock Index Fund Investor Shares	12.2
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.2%)
U.S. Stock Fund (17.7%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	27,057,055	6,426,051
International Stock Fund (12.1%)
	Vanguard Total International Stock Index Fund Investor Shares	226,356,390	4,379,996
U.S. Bond Funds (53.3%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,415,815,225	13,351,138
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	248,981,385	5,973,063
			19,324,201
International Bond Fund (16.1%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	221,098,398	5,848,053
Total Investment Companies (Cost $31,648,427)			35,978,301
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1]	Vanguard Market Liquidity Fund, 5.407% (Cost $267,727)	2,678,273	267,774
Total Investments (100.0%) (Cost $31,916,154)			36,246,075
Other Assets and Liabilities—Net (0.0%)			16,365
Net Assets (100%)			36,262,440
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Target Retirement Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	1,137	125,976	511
E-mini S&P 500 Index	June 2024	576	152,885	3,378
				3,889

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $31,916,154)	36,246,075
Cash Collateral Pledged—Futures Contracts	9,217
Receivables for Investment Securities Sold	18,018
Receivables for Accrued Income	54,892
Receivables for Capital Shares Issued	9,989
Variation Margin Receivable—Futures Contracts	—
Total Assets	36,338,191
Liabilities
Due to Custodian	294
Payables for Investment Securities Purchased	54,865
Payables for Capital Shares Redeemed	20,592
Total Liabilities	75,751
Net Assets	36,262,440
At March 31, 2024, net assets consisted of:

Paid-in Capital	31,344,506
Total Distributable Earnings (Loss)	4,917,934
Net Assets	36,262,440

Net Assets
Applicable to 2,741,211,512 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,262,440
Net Asset Value Per Share	$13.23
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	647,687
Net Investment Income—Note B	647,687
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2
Affiliated Funds Sold[1]	562,190
Futures Contracts	15,634
Realized Net Gain (Loss)	577,826
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	2,035,002
Futures Contracts	11,709
Change in Unrealized Appreciation (Depreciation)	2,046,711
Net Increase (Decrease) in Net Assets Resulting from Operations	3,272,224
1	Includes $11,095,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	647,687	972,603
Realized Net Gain (Loss)	577,826	423,805
Change in Unrealized Appreciation (Depreciation)	2,046,711	1,147,158
Net Increase (Decrease) in Net Assets Resulting from Operations	3,272,224	2,543,566
Distributions
Total Distributions	(1,057,596)	(1,182,988)
Capital Share Transactions
Issued	1,253,434	2,868,217
Issued in Lieu of Cash Distributions	1,022,081	1,143,309
Redeemed	(3,490,976)	(6,630,784)
Net Increase (Decrease) from Capital Share Transactions	(1,215,461)	(2,619,258)
Total Increase (Decrease)	999,167	(1,258,680)
Net Assets
Beginning of Period	35,263,273	36,521,953
End of Period	36,262,440	35,263,273
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.43	$12.00	$15.24	$14.54	$13.85	$13.52
Investment Operations
Net Investment Income[1]	.233	.333	.380	.278	.308	.341
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.017	.056	—	—
Net Realized and Unrealized Gain (Loss) on Investments	.952	.503	(2.381)	.887	.696	.533
Total from Investment Operations	1.185	.836	(1.984)	1.221	1.004	.874
Distributions
Dividends from Net Investment Income	(.251)	(.360)	(.382)	(.256)	(.297)	(.352)
Distributions from Realized Capital Gains	(.134)	(.046)	(.874)	(.265)	(.017)	(.192)
Total Distributions	(.385)	(.406)	(1.256)	(.521)	(.314)	(.544)
Net Asset Value, End of Period	$13.23	$12.43	$12.00	$15.24	$14.54	$13.85
Total Return[3]	9.58%	7.02%	-14.19%	8.48%	7.35%	6.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,262	$35,263	$36,522	$16,322	$17,576	$16,984
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.62%	2.64%	2.82%	1.84%	2.19%	2.54%
Portfolio Turnover Rate	2%[5]	4%[5]	19%[5]	6%	17%	10%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement Income Fund on February 11, 2022, the AFFE was 0.12% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis and remained 0.08% following the acquisition of Vanguard Target Retirement 2015 Fund on July 8, 2022.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund
Notes to Financial Statements
Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Target Retirement Income Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants

Target Retirement Income Fund
improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	31,943,776
Gross Unrealized Appreciation	6,379,515
Gross Unrealized Depreciation	(2,073,327)
Net Unrealized Appreciation (Depreciation)	4,306,188
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	97,244	227,373
Issued in Lieu of Cash Distributions	78,100	92,349
Redeemed	(271,218)	(527,079)
Net Increase (Decrease) in Shares Outstanding	(95,874)	(207,357)

Target Retirement Income Fund
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	283,342	NA2	NA2	15	(40)	6,850	2	267,774
Vanguard Short-Term Inflation-Protected Securities Index Fund	5,967,726	98,549	204,525	(10,548)	121,861	81,148	—	5,973,063
Vanguard Total Bond Market II Index Fund	13,009,696	227,949	400,708	(27,988)	542,189	228,213	—	13,351,138
Vanguard Total International Bond II Index Fund	5,685,794	202,637	202,067	(20,297)	181,986	202,637	—	5,848,053
Vanguard Total International Stock Index Fund	4,192,888	104,590	435,304	61,409	456,413	78,997	—	4,379,996
Vanguard Total Stock Market Index Fund	6,127,293	127,425	1,120,859	559,599	732,593	49,842	—	6,426,051
Total	35,266,739	761,150	2,363,463	562,190	2,035,002	647,687	2	36,246,075
1	Includes $61,270,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.

Target Retirement 2020 Fund
Underlying Vanguard Funds
As of March 31, 2024
Vanguard Total Bond Market II Index Fund Investor Shares	33.5%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	23.5
Vanguard Total International Stock Index Fund Investor Shares	16.0
Vanguard Total International Bond II Index Fund Institutional Shares	14.8
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	12.2
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2020 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.2%)
U.S. Stock Fund (23.3%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	37,660,663	8,944,408
International Stock Fund (15.9%)
	Vanguard Total International Stock Index Fund Investor Shares	313,925,844	6,074,465
U.S. Bond Funds (45.3%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,352,841,254	12,757,293
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	192,924,205	4,628,252
			17,385,545
International Bond Fund (14.7%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	213,687,985	5,652,047
Total Investment Companies (Cost $31,841,319)			38,056,465
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1]	Vanguard Market Liquidity Fund, 5.407% (Cost $299,249)	2,993,579	299,298
Total Investments (100.0%) (Cost $32,140,568)			38,355,763
Other Assets and Liabilities—Net (0.0%)			16,795
Net Assets (100%)			38,372,558
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Target Retirement 2020 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	1,294	143,371	582
E-mini S&P 500 Index	June 2024	652	173,057	3,823
				4,405

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $32,140,568)	38,355,763
Cash Collateral Pledged—Futures Contracts	10,450
Receivables for Investment Securities Sold	28,970
Receivables for Accrued Income	52,248
Receivables for Capital Shares Issued	11,528
Variation Margin Receivable—Futures Contracts	—
Total Assets	38,458,959
Liabilities
Due to Custodian	93
Payables for Investment Securities Purchased	52,222
Payables for Capital Shares Redeemed	34,086
Total Liabilities	86,401
Net Assets	38,372,558
At March 31, 2024, net assets consisted of:

Paid-in Capital	30,826,513
Total Distributable Earnings (Loss)	7,546,045
Net Assets	38,372,558

Net Assets
Applicable to 1,388,746,924 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,372,558
Net Asset Value Per Share	$27.63
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	665,538
Net Investment Income—Note B	665,538
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2
Affiliated Funds Sold[1]	1,124,595
Futures Contracts	14,634
Realized Net Gain (Loss)	1,139,231
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	2,173,711
Futures Contracts	14,692
Change in Unrealized Appreciation (Depreciation)	2,188,403
Net Increase (Decrease) in Net Assets Resulting from Operations	3,993,172
1	Includes $19,943,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	665,538	1,014,170
Realized Net Gain (Loss)	1,139,231	1,497,398
Change in Unrealized Appreciation (Depreciation)	2,188,403	1,169,579
Net Increase (Decrease) in Net Assets Resulting from Operations	3,993,172	3,681,147
Distributions
Total Distributions	(2,289,720)	(1,915,234)
Capital Share Transactions
Issued	1,156,915	2,700,212
Issued in Lieu of Cash Distributions	2,242,720	1,876,931
Redeemed	(4,481,037)	(8,427,322)
Net Increase (Decrease) from Capital Share Transactions	(1,081,402)	(3,850,179)
Total Increase (Decrease)	622,050	(2,084,266)
Net Assets
Beginning of Period	37,750,508	39,834,774
End of Period	38,372,558	37,750,508
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$26.42	$25.37	$36.04	$33.79	$32.24	$32.14
Investment Operations
Net Investment Income[1]	.472	.671	.725	.613	.713	.778
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.033	.110	—	—
Net Realized and Unrealized Gain (Loss) on Investments	2.406	1.643	(5.358)	3.680	1.987	.736
Total from Investment Operations	2.878	2.314	(4.600)	4.403	2.700	1.514
Distributions
Dividends from Net Investment Income	(.790)	(.654)	(.789)	(.554)	(.789)	(.745)
Distributions from Realized Capital Gains	(.878)	(.610)	(5.281)	(1.599)	(.361)	(.669)
Total Distributions	(1.668)	(1.264)	(6.070)	(2.153)	(1.150)	(1.414)
Net Asset Value, End of Period	$27.63	$26.42	$25.37	$36.04	$33.79	$32.24
Total Return[3]	11.05%	9.36%	-15.83%	13.37%	8.51%	5.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,373	$37,751	$39,835	$25,373	$31,887	$32,790
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.49%	2.52%	2.48%	1.73%	2.21%	2.51%
Portfolio Turnover Rate	2%[5]	3%[5]	14%[5]	5%	19%	13%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2020 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund
Notes to Financial Statements
Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Target Retirement 2020 Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants

Target Retirement 2020 Fund
improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	32,170,408
Gross Unrealized Appreciation	8,489,279
Gross Unrealized Depreciation	(2,299,519)
Net Unrealized Appreciation (Depreciation)	6,189,760
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	42,799	101,678
Issued in Lieu of Cash Distributions	83,218	74,363
Redeemed	(165,909)	(317,822)
Net Increase (Decrease) in Shares Outstanding	(39,892)	(141,781)

Target Retirement 2020 Fund
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	348,258	NA2	NA2	15	(44)	7,943	2	299,298
Vanguard Short-Term Inflation-Protected Securities Index Fund	4,451,843	110,535	19,549	(605)	86,028	62,448	—	4,628,252
Vanguard Total Bond Market II Index Fund	12,311,654	216,894	255,683	(20,496)	504,924	217,202	—	12,757,293
Vanguard Total International Bond II Index Fund	5,547,306	194,688	244,798	(32,318)	187,169	194,689	—	5,652,047
Vanguard Total International Stock Index Fund	6,117,582	112,712	890,358	139,183	595,346	112,711	—	6,074,465
Vanguard Total Stock Market Index Fund	8,977,444	153,372	2,025,512	1,038,816	800,288	70,545	—	8,944,408
Total	37,754,087	788,201	3,435,900	1,124,595	2,173,711	665,538	2	38,355,763
1	Includes $78,380,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.

Target Retirement 2025 Fund
Underlying Vanguard Funds
As of March 31, 2024
Vanguard Total Stock Market Index Fund Institutional Plus Shares	31.7%
Vanguard Total Bond Market II Index Fund Investor Shares	28.6
Vanguard Total International Stock Index Fund Investor Shares	21.4
Vanguard Total International Bond II Index Fund Institutional Shares	12.4
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	5.9
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2025 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.0%)
U.S. Stock Fund (31.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	102,475,304	24,337,885
International Stock Fund (21.1%)
	Vanguard Total International Stock Index Fund Investor Shares	846,339,573	16,376,671
U.S. Bond Funds (34.2%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,330,143,820	21,973,256
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	187,265,257	4,492,493
			26,465,749
International Bond Fund (12.3%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	360,303,692	9,530,032
Total Investment Companies (Cost $59,616,414)			76,710,337
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund, 5.407% (Cost $772,872)	7,731,042	772,949
Total Investments (100.0%) (Cost $60,389,286)			77,483,286
Other Assets and Liabilities—Net (0.0%)			(8,680)
Net Assets (100%)			77,474,606
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Target Retirement 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	4,417	489,390	1,986
E-mini S&P 500 Index	June 2024	1,123	298,072	6,585
				8,571

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $60,389,286)	77,483,286
Cash Collateral Pledged—Futures Contracts	22,645
Receivables for Investment Securities Sold	17,140
Receivables for Accrued Income	88,569
Receivables for Capital Shares Issued	28,873
Variation Margin Receivable—Futures Contracts	—
Total Assets	77,640,513
Liabilities
Due to Custodian	331
Payables for Investment Securities Purchased	88,525
Payables for Capital Shares Redeemed	77,051
Total Liabilities	165,907
Net Assets	77,474,606
At March 31, 2024, net assets consisted of:

Paid-in Capital	58,192,752
Total Distributable Earnings (Loss)	19,281,854
Net Assets	77,474,606

Net Assets
Applicable to 4,059,478,902 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	77,474,606
Net Asset Value Per Share	$19.08
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,245,689
Net Investment Income—Note B	1,245,689
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	5
Affiliated Funds Sold[1]	1,837,846
Futures Contracts	22,911
Realized Net Gain (Loss)	1,860,762
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	6,035,843
Futures Contracts	31,439
Change in Unrealized Appreciation (Depreciation)	6,067,282
Net Increase (Decrease) in Net Assets Resulting from Operations	9,173,733
1	Includes $112,464,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,245,689	1,762,114
Realized Net Gain (Loss)	1,860,762	1,409,551
Change in Unrealized Appreciation (Depreciation)	6,067,282	4,750,817
Net Increase (Decrease) in Net Assets Resulting from Operations	9,173,733	7,922,482
Distributions
Total Distributions	(2,925,671)	(2,068,531)
Capital Share Transactions
Issued	3,133,364	6,709,930
Issued in Lieu of Cash Distributions	2,869,836	2,031,053
Redeemed	(6,956,481)	(11,801,508)
Net Increase (Decrease) from Capital Share Transactions	(953,281)	(3,060,525)
Total Increase (Decrease)	5,294,781	2,793,426
Net Assets
Beginning of Period	72,179,825	69,386,399
End of Period	77,474,606	72,179,825
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.55	$16.20	$22.84	$20.56	$19.34	$19.02
Investment Operations
Net Investment Income[1]	.305	.418	.413	.362	.438	.464
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.019	.063	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1.953	1.426	(3.761)	2.792	1.292	.390
Total from Investment Operations	2.258	1.844	(3.329)	3.217	1.730	.854
Distributions
Dividends from Net Investment Income	(.505)	(.368)	(.440)	(.356)	(.471)	(.434)
Distributions from Realized Capital Gains	(.223)	(.126)	(2.871)	(.581)	(.039)	(.100)
Total Distributions	(.728)	(.494)	(3.311)	(.937)	(.510)	(.534)
Net Asset Value, End of Period	$19.08	$17.55	$16.20	$22.84	$20.56	$19.34
Total Return[3]	13.01%	11.56%	-17.53%	15.93%	9.04%	4.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$77,475	$72,180	$69,386	$41,268	$46,521	$44,146
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.33%	2.39%	2.19%	1.63%	2.25%	2.51%
Portfolio Turnover Rate	4%[5]	6%[5]	14%[5]	7%	21%	11%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2025 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund
Notes to Financial Statements
Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Target Retirement 2025 Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants

Target Retirement 2025 Fund
improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	60,448,537
Gross Unrealized Appreciation	20,966,880
Gross Unrealized Depreciation	(3,923,560)
Net Unrealized Appreciation (Depreciation)	17,043,320
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	171,133	383,880
Issued in Lieu of Cash Distributions	155,715	122,574
Redeemed	(380,578)	(677,360)
Net Increase (Decrease) in Shares Outstanding	(53,730)	(170,906)

Target Retirement 2025 Fund
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	850,233	NA2	NA2	25	(85)	20,099	5	772,949
Vanguard Short-Term Inflation-Protected Securities Index Fund	3,472,304	968,205	19,030	253	70,761	53,086	—	4,492,493
Vanguard Total Bond Market II Index Fund	20,404,221	863,167	106,759	2,157	810,470	365,108	—	21,973,256
Vanguard Total International Bond II Index Fund	9,039,251	349,651	118,921	(7,369)	267,420	325,964	—	9,530,032
Vanguard Total International Stock Index Fund	15,529,970	293,542	1,361,424	85,717	1,828,866	293,542	—	16,376,671
Vanguard Total Stock Market Index Fund	22,888,304	187,888	3,553,781	1,757,063	3,058,411	187,890	—	24,337,885
Total	72,184,283	2,662,453	5,159,915	1,837,846	6,035,843	1,245,689	5	77,483,286
1	Includes $339,330,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.

Target Retirement 2025 Fund
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.

Target Retirement 2030 Fund
Underlying Vanguard Funds
As of March 31, 2024
Vanguard Total Stock Market Index Fund Institutional Plus Shares	37.5%
Vanguard Total Bond Market II Index Fund Investor Shares	26.2
Vanguard Total International Stock Index Fund Investor Shares	25.0
Vanguard Total International Bond II Index Fund Institutional Shares	11.3
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2030 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.1%)
U.S. Stock Fund (37.2%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	145,223,475	34,490,575
International Stock Fund (24.8%)
	Vanguard Total International Stock Index Fund Investor Shares	1,189,360,495	23,014,126
U.S. Bond Fund (25.9%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,551,335,196	24,059,091
International Bond Fund (11.2%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	392,881,940	10,391,727
Total Investment Companies (Cost $69,789,143)			91,955,519
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1]	Vanguard Market Liquidity Fund, 5.407% (Cost $819,726)	8,199,714	819,808
Total Investments (100.0%) (Cost $70,608,869)			92,775,327
Other Assets and Liabilities—Net (0.0%)			19,747
Net Assets (100%)			92,795,074
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	4,582	507,671	2,019
E-mini S&P 500 Index	June 2024	1,299	344,787	7,617
				9,636

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $70,608,869)	92,775,327
Cash Collateral Pledged—Futures Contracts	25,065
Receivables for Investment Securities Sold	2,392
Receivables for Accrued Income	94,076
Receivables for Capital Shares Issued	58,642
Variation Margin Receivable—Futures Contracts	—
Total Assets	92,955,502
Liabilities
Due to Custodian	342
Payables for Investment Securities Purchased	94,028
Payables for Capital Shares Redeemed	66,058
Total Liabilities	160,428
Net Assets	92,795,074
At March 31, 2024, net assets consisted of:

Paid-in Capital	69,679,463
Total Distributable Earnings (Loss)	23,115,611
Net Assets	92,795,074

Net Assets
Applicable to 2,501,459,670 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	92,795,074
Net Asset Value Per Share	$37.10
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,396,302
Net Investment Income—Note B	1,396,302
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	6
Affiliated Funds Sold[1]	613,616
Futures Contracts	31,891
Realized Net Gain (Loss)	645,513
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	9,695,623
Futures Contracts	32,984
Change in Unrealized Appreciation (Depreciation)	9,728,607
Net Increase (Decrease) in Net Assets Resulting from Operations	11,770,422
1	Includes $191,891,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,396,302	1,859,970
Realized Net Gain (Loss)	645,513	610,299
Change in Unrealized Appreciation (Depreciation)	9,728,607	6,928,523
Net Increase (Decrease) in Net Assets Resulting from Operations	11,770,422	9,398,792
Distributions
Total Distributions	(2,243,420)	(1,883,769)
Capital Share Transactions
Issued	5,504,169	10,157,450
Issued in Lieu of Cash Distributions	2,206,276	1,854,906
Redeemed	(5,996,003)	(10,089,296)
Net Increase (Decrease) from Capital Share Transactions	1,714,442	1,923,060
Total Increase (Decrease)	11,241,444	9,438,083
Net Assets
Beginning of Period	81,553,630	72,115,547
End of Period	92,795,074	81,553,630
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$33.23	$30.12	$43.40	$37.63	$35.22	$34.74
Investment Operations
Net Investment Income[1]	.565	.767	.730	.679	.782	.830
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.028	.098	—	—
Net Realized and Unrealized Gain (Loss) on Investments	4.225	3.137	(7.291)	6.031	2.495	.486
Total from Investment Operations	4.790	3.904	(6.533)	6.808	3.277	1.316
Distributions
Dividends from Net Investment Income	(.920)	(.643)	(.822)	(.661)	(.867)	(.767)
Distributions from Realized Capital Gains	—	(.151)	(5.925)	(.377)	—	(.069)
Total Distributions	(.920)	(.794)	(6.747)	(1.038)	(.867)	(.836)
Net Asset Value, End of Period	$37.10	$33.23	$30.12	$43.40	$37.63	$35.22
Total Return[3]	14.53%	13.14%	-18.42%	18.29%	9.38%	4.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92,795	$81,554	$72,116	$36,946	$42,285	$39,114
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.13%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.22%	2.32%	2.07%	1.62%	2.20%	2.46%
Portfolio Turnover Rate	4%[5]	3%[5]	11%[5]	6%	21%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2030 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2030 Fund
Notes to Financial Statements
Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Target Retirement 2030 Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants

Target Retirement 2030 Fund
improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	70,715,187
Gross Unrealized Appreciation	25,922,491
Gross Unrealized Depreciation	(3,852,715)
Net Unrealized Appreciation (Depreciation)	22,069,776
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	156,492	307,590
Issued in Lieu of Cash Distributions	62,026	59,567
Redeemed	(171,117)	(307,233)
Net Increase (Decrease) in Shares Outstanding	47,401	59,924

Target Retirement 2030 Fund
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	814,547	NA2	NA2	17	(82)	21,913	6	819,808
Vanguard Total Bond Market II Index Fund	20,775,602	2,576,543	132,699	4,326	835,319	383,180	—	24,059,091
Vanguard Total International Bond II Index Fund	9,013,314	1,174,283	56,871	1,056	259,945	335,653	—	10,391,727
Vanguard Total International Stock Index Fund	20,169,055	407,893	124,956	33,998	2,528,136	394,159	—	23,014,126
Vanguard Total Stock Market Index Fund	30,787,513	261,397	3,204,859	574,219	6,072,305	261,397	—	34,490,575
Total	81,560,031	4,420,116	3,519,385	613,616	9,695,623	1,396,302	6	92,775,327
1	Includes $501,960,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.

Target Retirement 2035 Fund
Underlying Vanguard Funds
As of March 31, 2024
Vanguard Total Stock Market Index Fund Institutional Plus Shares	42.7%
Vanguard Total International Stock Index Fund Investor Shares	27.4
Vanguard Total Bond Market II Index Fund Investor Shares	20.9
Vanguard Total International Bond II Index Fund Institutional Shares	9.0
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2035 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.1%)
U.S. Stock Fund (42.3%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	171,235,659	40,668,469
International Stock Fund (27.1%)
	Vanguard Total International Stock Index Fund Investor Shares	1,346,396,021	26,052,763
U.S. Bond Fund (20.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,105,973,663	19,859,332
International Bond Fund (9.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	325,129,128	8,599,665
Total Investment Companies (Cost $68,950,388)			95,180,229
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1]	Vanguard Market Liquidity Fund, 5.407% (Cost $886,396)	8,866,535	886,476
Total Investments (100.0%) (Cost $69,836,784)			96,066,705
Other Assets and Liabilities—Net (0.0%)			266
Net Assets (100%)			96,066,971
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	4,783	529,942	2,073
E-mini S&P 500 Index	June 2024	1,481	393,094	8,684
				10,757

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $69,836,784)	96,066,705
Cash Collateral Pledged—Futures Contracts	27,415
Receivables for Accrued Income	78,460
Receivables for Capital Shares Issued	63,224
Variation Margin Receivable—Futures Contracts	230
Total Assets	96,236,034
Liabilities
Due to Custodian	570
Payables for Investment Securities Purchased	88,344
Payables for Capital Shares Redeemed	80,149
Total Liabilities	169,063
Net Assets	96,066,971
At March 31, 2024, net assets consisted of:

Paid-in Capital	69,032,411
Total Distributable Earnings (Loss)	27,034,560
Net Assets	96,066,971

Net Assets
Applicable to 4,126,324,019 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	96,066,971
Net Asset Value Per Share	$23.28
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,356,877
Net Investment Income—Note B	1,356,877
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	6
Affiliated Funds Sold[1]	444,108
Futures Contracts	43,723
Realized Net Gain (Loss)	487,837
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	11,002,812
Futures Contracts	38,620
Change in Unrealized Appreciation (Depreciation)	11,041,432
Net Increase (Decrease) in Net Assets Resulting from Operations	12,886,146
1	Includes $241,220,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,356,877	1,835,942
Realized Net Gain (Loss)	487,837	781,472
Change in Unrealized Appreciation (Depreciation)	11,041,432	7,590,148
Net Increase (Decrease) in Net Assets Resulting from Operations	12,886,146	10,207,562
Distributions
Total Distributions	(2,189,743)	(1,976,113)
Capital Share Transactions
Issued	5,915,555	10,669,339
Issued in Lieu of Cash Distributions	2,156,717	1,946,584
Redeemed	(5,066,277)	(8,732,751)
Net Increase (Decrease) from Capital Share Transactions	3,005,995	3,883,172
Total Increase (Decrease)	13,702,398	12,114,621
Net Assets
Beginning of Period	82,364,573	70,249,952
End of Period	96,066,971	82,364,573
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.64	$18.50	$27.25	$23.16	$21.60	$21.46
Investment Operations
Net Investment Income[1]	.335	.471	.455	.430	.470	.500
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.014	.046	—	—
Net Realized and Unrealized Gain (Loss) on Investments	2.853	2.192	(4.566)	4.244	1.614	.146
Total from Investment Operations	3.188	2.663	(4.097)	4.720	2.084	.646
Distributions
Dividends from Net Investment Income	(.548)	(.402)	(.559)	(.409)	(.524)	(.464)
Distributions from Realized Capital Gains	—	(.121)	(4.094)	(.221)	—	(.042)
Total Distributions	(.548)	(.523)	(4.653)	(.630)	(.524)	(.506)
Net Asset Value, End of Period	$23.28	$20.64	$18.50	$27.25	$23.16	$21.60
Total Return[3]	15.58%	14.61%	-18.87%	20.60%	9.71%	3.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$96,067	$82,365	$70,250	$37,822	$40,597	$37,126
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.06%	2.30%	2.08%	1.64%	2.15%	2.42%
Portfolio Turnover Rate	2%[5]	1%[5]	9%[5]	6%	18%	7%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2035 Fund on February 11, 2022, the AFFE was 0.14% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2035 Fund
Notes to Financial Statements
Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Target Retirement 2035 Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants

Target Retirement 2035 Fund
improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	69,933,055
Gross Unrealized Appreciation	29,191,647
Gross Unrealized Depreciation	(3,047,240)
Net Unrealized Appreciation (Depreciation)	26,144,407
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $66,450,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	269,672	521,644
Issued in Lieu of Cash Distributions	97,237	101,437
Redeemed	(232,030)	(429,813)
Net Increase (Decrease) in Shares Outstanding	134,879	193,268

Target Retirement 2035 Fund
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	912,183	NA2	NA2	22	(92)	24,427	6	886,476
Vanguard Total Bond Market II Index Fund	16,717,264	2,585,909	119,466	3,890	671,735	311,475	—	19,859,332
Vanguard Total International Bond II Index Fund	7,302,310	1,136,236	51,200	1,052	211,267	273,238	—	8,599,665
Vanguard Total International Stock Index Fund	22,548,234	765,457	157,438	42,430	2,854,080	443,640	—	26,052,763
Vanguard Total Stock Market Index Fund	34,890,772	304,098	2,188,937	396,714	7,265,822	304,097	—	40,668,469
Total	82,370,763	4,791,700	2,517,041	444,108	11,002,812	1,356,877	6	96,066,705
1	Includes $564,260,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.

Target Retirement 2040 Fund
Underlying Vanguard Funds
As of March 31, 2024
Vanguard Total Stock Market Index Fund Institutional Plus Shares	47.5%
Vanguard Total International Stock Index Fund Investor Shares	30.1
Vanguard Total Bond Market II Index Fund Investor Shares	15.6
Vanguard Total International Bond II Index Fund Institutional Shares	6.8
The table reflects the fund’s investments, except for short-term investments and derivatives.

Target Retirement 2040 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.1%)
U.S. Stock Fund (47.0%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	168,525,905	40,024,902
International Stock Fund (29.9%)
	Vanguard Total International Stock Index Fund Investor Shares	1,313,838,980	25,422,784
U.S. Bond Fund (15.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,397,518,669	13,178,601
International Bond Fund (6.7%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	215,320,855	5,695,237
Total Investment Companies (Cost $59,977,986)			84,321,524
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1]	Vanguard Market Liquidity Fund, 5.407% (Cost $742,804)	7,430,124	742,864
Total Investments (100.0%) (Cost $60,720,790)			85,064,388
Other Assets and Liabilities—Net (0.0%)			22,617
Net Assets (100%)			85,087,005
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	3,673	406,957	1,632
E-mini S&P 500 Index	June 2024	1,373	364,428	8,051
				9,683

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2040 Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $60,720,790)	85,064,388
Cash Collateral Pledged—Futures Contracts	24,005
Receivables for Accrued Income	52,704
Receivables for Capital Shares Issued	64,795
Variation Margin Receivable—Futures Contracts	10
Total Assets	85,205,902
Liabilities
Due to Custodian	279
Payables for Investment Securities Purchased	53,001
Payables for Capital Shares Redeemed	65,617
Total Liabilities	118,897
Net Assets	85,087,005
At March 31, 2024, net assets consisted of:

Paid-in Capital	60,154,255
Total Distributable Earnings (Loss)	24,932,750
Net Assets	85,087,005

Net Assets
Applicable to 2,045,390,391 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	85,087,005
Net Asset Value Per Share	$41.60
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2040 Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,133,405
Net Investment Income—Note B	1,133,405
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	4
Affiliated Funds Sold[1]	346,251
Futures Contracts	29,410
Realized Net Gain (Loss)	375,665
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	10,533,218
Futures Contracts	31,739
Change in Unrealized Appreciation (Depreciation)	10,564,957
Net Increase (Decrease) in Net Assets Resulting from Operations	12,074,027
1	Includes $240,276,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2040 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,133,405	1,580,870
Realized Net Gain (Loss)	375,665	812,659
Change in Unrealized Appreciation (Depreciation)	10,564,957	7,324,732
Net Increase (Decrease) in Net Assets Resulting from Operations	12,074,027	9,718,261
Distributions
Total Distributions	(1,851,778)	(1,648,245)
Capital Share Transactions
Issued	5,443,091	9,888,244
Issued in Lieu of Cash Distributions	1,824,415	1,625,528
Redeemed	(4,568,006)	(7,781,857)
Net Increase (Decrease) from Capital Share Transactions	2,699,500	3,731,915
Total Increase (Decrease)	12,921,749	11,801,931
Net Assets
Beginning of Period	72,165,256	60,363,325
End of Period	85,087,005	72,165,256
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2040 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$36.50	$32.25	$48.29	$40.07	$37.27	$37.26
Investment Operations
Net Investment Income[1]	.565	.821	.797	.764	.799	.850
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.017	.057	—	—
Net Realized and Unrealized Gain (Loss) on Investments	5.471	4.315	(8.162)	8.312	2.892	(.005)
Total from Investment Operations	6.036	5.136	(7.348)	9.133	3.691	.845
Distributions
Dividends from Net Investment Income	(.936)	(.714)	(1.003)	(.719)	(.891)	(.779)
Distributions from Realized Capital Gains	—	(.172)	(7.689)	(.194)	—	(.056)
Total Distributions	(.936)	(.886)	(8.692)	(.913)	(.891)	(.835)
Net Asset Value, End of Period	$41.60	$36.50	$32.25	$48.29	$40.07	$37.27
Total Return[3]	16.68%	16.15%	-19.42%	23.00%	9.96%	2.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$85,087	$72,165	$60,363	$29,084	$32,404	$29,043
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.91%	2.27%	2.08%	1.66%	2.12%	2.38%
Portfolio Turnover Rate	2%[5]	1%[5]	7%[5]	5%	13%	5%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2040 Fund on February 11, 2022, the AFFE was 0.14% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2040 Fund
Notes to Financial Statements
Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Target Retirement 2040 Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants

Target Retirement 2040 Fund
improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	60,839,758
Gross Unrealized Appreciation	26,275,440
Gross Unrealized Depreciation	(2,041,127)
Net Unrealized Appreciation (Depreciation)	24,234,313
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $65,848,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	139,685	274,531
Issued in Lieu of Cash Distributions	46,328	48,264
Redeemed	(117,701)	(217,354)
Net Increase (Decrease) in Shares Outstanding	68,312	105,441

Target Retirement 2040 Fund
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	742,525	NA2	NA2	18	(81)	18,242	4	742,864
Vanguard Total Bond Market II Index Fund	11,174,009	1,639,366	84,004	2,600	446,630	206,995	—	13,178,601
Vanguard Total International Bond II Index Fund	4,726,925	864,671	35,852	701	138,792	180,055	—	5,695,237
Vanguard Total International Stock Index Fund	21,635,460	1,123,082	161,977	40,972	2,785,247	431,255	—	25,422,784
Vanguard Total Stock Market Index Fund	33,874,355	296,858	1,610,901	301,960	7,162,630	296,858	—	40,024,902
Total	72,153,274	3,923,977	1,892,734	346,251	10,533,218	1,133,405	4	85,064,388
1	Includes $524,450,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s acquired fund fees and expenses were below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses below the relevant peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale
The board concluded that Vanguard’s arrangements with the Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2020 Fund, Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2035 Fund, and Vanguard Target Retirement 2040 Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q3082 052024

Semiannual Report  |  March 31, 2024
Vanguard Target Retirement Funds
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund
Vanguard Target Retirement 2065 Fund
Vanguard Target Retirement 2070 Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2024
	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return
Target Retirement 2045 Fund	$1,000.00	$1,177.00	$0.44
Target Retirement 2050 Fund	$1,000.00	$1,184.20	$0.44
Target Retirement 2055 Fund	$1,000.00	$1,184.00	$0.44
Target Retirement 2060 Fund	$1,000.00	$1,184.10	$0.44
Target Retirement 2065 Fund	$1,000.00	$1,184.10	$0.44
Target Retirement 2070 Fund	$1,000.00	$1,184.50	$0.44
Based on Hypothetical 5% Yearly Return
Target Retirement 2045 Fund	$1,000.00	$1,024.60	$0.40
Target Retirement 2050 Fund	$1,000.00	$1,024.60	$0.40
Target Retirement 2055 Fund	$1,000.00	$1,024.60	$0.40
Target Retirement 2060 Fund	$1,000.00	$1,024.60	$0.40
Target Retirement 2065 Fund	$1,000.00	$1,024.60	$0.40
Target Retirement 2070 Fund	$1,000.00	$1,024.60	$0.40
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.08%, 0.08%, 0.08%, 0.08%, 0.08%, and 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).
2

Target Retirement 2045 Fund
Underlying Vanguard Funds
As of March 31, 2024
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.2%
Vanguard Total International Stock Index Fund Investor Shares	32.6
Vanguard Total Bond Market II Index Fund Investor Shares	10.5
Vanguard Total International Bond II Index Fund Institutional Shares	4.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Target Retirement 2045 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.1%)
U.S. Stock Fund (51.7%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	179,784,077	42,698,718
International Stock Fund (32.3%)
	Vanguard Total International Stock Index Fund Investor Shares	1,379,141,895	26,686,396
U.S. Bond Fund (10.4%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	911,960,219	8,599,785
International Bond Fund (4.7%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	145,672,879	3,853,047
Total Investment Companies (Cost $56,112,054)			81,837,946
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1]	Vanguard Market Liquidity Fund, 5.407% (Cost $770,360)	7,705,845	770,431
Total Investments (100.0%) (Cost $56,882,414)			82,608,377
Other Assets and Liabilities—Net (0.0%)			(2,896)
Net Assets (100%)			82,605,481
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	4,102	454,489	1,756
E-mini S&P 500 Index	June 2024	1,340	355,669	7,857
				9,613

See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement 2045 Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $56,882,414)	82,608,377
Cash Collateral Pledged—Futures Contracts	24,160
Receivables for Accrued Income	35,831
Receivables for Capital Shares Issued	67,692
Variation Margin Receivable—Futures Contracts	370
Total Assets	82,736,430
Liabilities
Due to Custodian	649
Payables for Investment Securities Purchased	51,831
Payables for Capital Shares Redeemed	78,469
Total Liabilities	130,949
Net Assets	82,605,481
At March 31, 2024, net assets consisted of:

Paid-in Capital	56,363,652
Total Distributable Earnings (Loss)	26,241,829
Net Assets	82,605,481

Net Assets
Applicable to 2,910,301,045 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	82,605,481
Net Asset Value Per Share	$28.38
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement 2045 Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,033,466
Net Investment Income—Note B	1,033,466
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	5
Affiliated Funds Sold[1]	289,623
Futures Contracts	31,976
Realized Net Gain (Loss)	321,604
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	10,873,870
Futures Contracts	35,992
Change in Unrealized Appreciation (Depreciation)	10,909,862
Net Increase (Decrease) in Net Assets Resulting from Operations	12,264,932
1	Includes $285,618,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Target Retirement 2045 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,033,466	1,474,423
Realized Net Gain (Loss)	321,604	898,295
Change in Unrealized Appreciation (Depreciation)	10,909,862	7,499,425
Net Increase (Decrease) in Net Assets Resulting from Operations	12,264,932	9,872,143
Distributions
Total Distributions	(1,701,640)	(1,622,229)
Capital Share Transactions
Issued	5,561,023	9,893,868
Issued in Lieu of Cash Distributions	1,674,884	1,597,470
Redeemed	(3,974,822)	(6,881,466)
Net Increase (Decrease) from Capital Share Transactions	3,261,085	4,609,872
Total Increase (Decrease)	13,824,377	12,859,786
Net Assets
Beginning of Period	68,781,104	55,921,318
End of Period	82,605,481	68,781,104
See accompanying Notes, which are an integral part of the Financial Statements.
7

Target Retirement 2045 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.66	$21.54	$31.04	$25.22	$23.38	$23.49
Investment Operations
Net Investment Income[1]	.364	.548	.536	.495	.492	.527
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.007	.020	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.964	3.200	(5.672)	5.840	1.900	(.128)
Total from Investment Operations	4.328	3.748	(5.129)	6.355	2.392	.399
Distributions
Dividends from Net Investment Income	(.608)	(.486)	(.629)	(.452)	(.552)	(.483)
Distributions from Realized Capital Gains	—	(.142)	(3.742)	(.083)	—	(.026)
Total Distributions	(.608)	(.628)	(4.371)	(.535)	(.552)	(.509)
Net Asset Value, End of Period	$28.38	$24.66	$21.54	$31.04	$25.22	$23.38
Total Return[3]	17.70%	17.67%	-19.93%	25.42%	10.27%	2.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$82,605	$68,781	$55,921	$28,918	$30,205	$26,670
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.76%	2.25%	2.09%	1.68%	2.08%	2.35%
Portfolio Turnover Rate	1%[5]	1%[5]	5%[5]	4%	9%	4%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2045 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Target Retirement 2045 Fund
Notes to Financial Statements
Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9

Target Retirement 2045 Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants
10

Target Retirement 2045 Fund
improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	56,971,300
Gross Unrealized Appreciation	26,934,628
Gross Unrealized Depreciation	(1,287,938)
Net Unrealized Appreciation (Depreciation)	25,646,690
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $93,310,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	210,272	407,526
Issued in Lieu of Cash Distributions	62,706	70,747
Redeemed	(151,454)	(285,799)
Net Increase (Decrease) in Shares Outstanding	121,524	192,474
11

Target Retirement 2045 Fund
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	837,984	NA2	NA2	21	(84)	20,700	5	770,431
Vanguard Total Bond Market II Index Fund	7,074,053	1,311,327	69,356	1,386	282,375	132,546	—	8,599,785
Vanguard Total International Bond II Index Fund	2,871,702	920,749	26,731	556	86,771	114,816	—	3,853,047
Vanguard Total International Stock Index Fund	22,753,830	1,173,896	198,039	43,703	2,913,006	451,966	—	26,686,396
Vanguard Total Stock Market Index Fund	35,242,139	325,058	704,238	243,957	7,591,802	313,438	—	42,698,718
Total	68,779,708	3,731,030	998,364	289,623	10,873,870	1,033,466	5	82,608,377
1	Includes $584,200,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
12

Target Retirement 2050 Fund
Underlying Vanguard Funds
As of March 31, 2024
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.3%
Vanguard Total International Stock Index Fund Investor Shares	36.0
Vanguard Total Bond Market II Index Fund Investor Shares	6.7
Vanguard Total International Bond II Index Fund Institutional Shares	3.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
13

Target Retirement 2050 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.2%)
U.S. Stock Fund (53.9%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	157,161,208	37,325,787
International Stock Fund (35.7%)
	Vanguard Total International Stock Index Fund Investor Shares	1,278,972,170	24,748,111
U.S. Bond Fund (6.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	485,478,115	4,578,059
International Bond Fund (3.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	78,297,245	2,070,962
Total Investment Companies (Cost $48,856,509)			68,722,919
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1]	Vanguard Market Liquidity Fund, 5.407% (Cost $526,936)	5,271,134	527,008
Total Investments (100.0%) (Cost $49,383,445)			69,249,927
Other Assets and Liabilities—Net (0.0%)			30,140
Net Assets (100%)			69,280,067
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	2,654	294,055	1,128
E-mini S&P 500 Index	June 2024	1,031	273,653	6,046
				7,174

See accompanying Notes, which are an integral part of the Financial Statements.
14

Target Retirement 2050 Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $49,383,445)	69,249,927
Cash Collateral Pledged—Futures Contracts	17,523
Receivables for Accrued Income	19,853
Receivables for Capital Shares Issued	71,966
Variation Margin Receivable—Futures Contracts	290
Total Assets	69,359,559
Liabilities
Due to Custodian	466
Payables for Investment Securities Purchased	32,179
Payables for Capital Shares Redeemed	46,847
Total Liabilities	79,492
Net Assets	69,280,067
At March 31, 2024, net assets consisted of:

Paid-in Capital	49,051,854
Total Distributable Earnings (Loss)	20,228,213
Net Assets	69,280,067

Net Assets
Applicable to 1,458,654,102 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	69,280,067
Net Asset Value Per Share	$47.50
See accompanying Notes, which are an integral part of the Financial Statements.
15

Target Retirement 2050 Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	828,825
Net Investment Income—Note B	828,825
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	3
Affiliated Funds Sold[1]	215,874
Futures Contracts	24,415
Realized Net Gain (Loss)	240,292
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	9,472,234
Futures Contracts	27,699
Change in Unrealized Appreciation (Depreciation)	9,499,933
Net Increase (Decrease) in Net Assets Resulting from Operations	10,569,050
1	Includes $217,242,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Target Retirement 2050 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	828,825	1,192,157
Realized Net Gain (Loss)	240,292	847,632
Change in Unrealized Appreciation (Depreciation)	9,499,933	6,221,469
Net Increase (Decrease) in Net Assets Resulting from Operations	10,569,050	8,261,258
Distributions
Total Distributions	(1,372,680)	(1,134,127)
Capital Share Transactions
Issued	5,568,625	9,932,027
Issued in Lieu of Cash Distributions	1,350,228	1,115,771
Redeemed	(3,472,072)	(6,274,244)
Net Increase (Decrease) from Capital Share Transactions	3,446,781	4,773,554
Total Increase (Decrease)	12,643,151	11,900,685
Net Assets
Beginning of Period	56,636,916	44,736,231
End of Period	69,280,067	56,636,916
See accompanying Notes, which are an integral part of the Financial Statements.
17

Target Retirement 2050 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$41.00	$35.44	$50.09	$40.60	$37.63	$37.80
Investment Operations
Net Investment Income[1]	.586	.904	.884	.798	.793	.851
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.009	.031	—	—
Net Realized and Unrealized Gain (Loss) on Investments	6.898	5.557	(9.524)	9.498	3.053	(.204)
Total from Investment Operations	7.484	6.461	(8.631)	10.327	3.846	.647
Distributions
Dividends from Net Investment Income	(.984)	(.805)	(1.026)	(.741)	(.876)	(.789)
Distributions from Realized Capital Gains	—	(.096)	(4.993)	(.096)	—	(.028)
Total Distributions	(.984)	(.901)	(6.019)	(.837)	(.876)	(.817)
Net Asset Value, End of Period	$47.50	$41.00	$35.44	$50.09	$40.60	$37.63
Total Return[3]	18.42%	18.48%	-20.18%	25.65%	10.26%	2.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69,280	$56,637	$44,736	$21,583	$22,979	$19,470
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.24%	2.10%	1.68%	2.08%	2.36%
Portfolio Turnover Rate	0%[5]	2%[5]	4%[5]	4%	9%	3%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2050 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2050 Fund
Notes to Financial Statements
Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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Target Retirement 2050 Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants
20

Target Retirement 2050 Fund
improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	49,506,663
Gross Unrealized Appreciation	20,600,568
Gross Unrealized Depreciation	(850,130)
Net Unrealized Appreciation (Depreciation)	19,750,438
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $58,854,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	126,352	246,763
Issued in Lieu of Cash Distributions	30,329	29,841
Redeemed	(79,426)	(157,371)
Net Increase (Decrease) in Shares Outstanding	77,255	119,233
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Target Retirement 2050 Fund
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	595,128	NA2	NA2	17	(58)	14,336	3	527,008
Vanguard Total Bond Market II Index Fund	3,975,264	595,324	150,309	(2,286)	160,066	73,091	—	4,578,059
Vanguard Total International Bond II Index Fund	1,552,897	484,157	13,419	218	47,109	59,696	—	2,070,962
Vanguard Total International Stock Index Fund	20,316,546	1,985,340	227,855	35,193	2,638,887	409,084	—	24,748,111
Vanguard Total Stock Market Index Fund	30,192,144	644,799	320,118	182,732	6,626,230	272,618	—	37,325,787
Total	56,631,979	3,709,620	711,701	215,874	9,472,234	828,825	3	69,249,927
1	Includes $447,300,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
22

Target Retirement 2055 Fund
Underlying Vanguard Funds
As of March 31, 2024
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.2%
Vanguard Total International Stock Index Fund Investor Shares	36.0
Vanguard Total Bond Market II Index Fund Investor Shares	6.8
Vanguard Total International Bond II Index Fund Institutional Shares	3.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
23

Target Retirement 2055 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (53.8%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	104,052,825	24,712,546
International Stock Fund (35.8%)
	Vanguard Total International Stock Index Fund Investor Shares	849,467,659	16,437,199
U.S. Bond Fund (6.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	326,629,680	3,080,118
International Bond Fund (3.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	51,928,778	1,373,516
Total Investment Companies (Cost $34,861,617)			45,603,379
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 5.407% (Cost $309,714)	3,098,242	309,763
Total Investments (100.0%) (Cost $35,171,331)			45,913,142
Other Assets and Liabilities—Net (0.0%)			20,470
Net Assets (100%)			45,933,612
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	1,385	153,454	571
E-mini S&P 500 Index	June 2024	681	180,754	3,993
				4,564

See accompanying Notes, which are an integral part of the Financial Statements.
24

Target Retirement 2055 Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $35,171,331)	45,913,142
Cash Collateral Pledged—Futures Contracts	10,749
Receivables for Accrued Income	13,084
Receivables for Capital Shares Issued	63,062
Variation Margin Receivable—Futures Contracts	230
Total Assets	46,000,267
Liabilities
Due to Custodian	314
Payables for Investment Securities Purchased	25,411
Payables for Capital Shares Redeemed	40,930
Total Liabilities	66,655
Net Assets	45,933,612
At March 31, 2024, net assets consisted of:

Paid-in Capital	34,904,643
Total Distributable Earnings (Loss)	11,028,969
Net Assets	45,933,612

Net Assets
Applicable to 866,699,701 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,933,612
Net Asset Value Per Share	$53.00
See accompanying Notes, which are an integral part of the Financial Statements.
25

Target Retirement 2055 Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	544,702
Net Investment Income—Note B	544,702
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2
Affiliated Funds Sold[1]	157,256
Futures Contracts	16,884
Realized Net Gain (Loss)	174,142
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	6,202,590
Futures Contracts	17,288
Change in Unrealized Appreciation (Depreciation)	6,219,878
Net Increase (Decrease) in Net Assets Resulting from Operations	6,938,722
1	Includes $158,282,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Target Retirement 2055 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	544,702	757,392
Realized Net Gain (Loss)	174,142	502,355
Change in Unrealized Appreciation (Depreciation)	6,219,878	3,870,705
Net Increase (Decrease) in Net Assets Resulting from Operations	6,938,722	5,130,452
Distributions
Total Distributions	(888,536)	(648,927)
Capital Share Transactions
Issued	4,576,110	8,314,898
Issued in Lieu of Cash Distributions	873,723	638,183
Redeemed	(2,331,233)	(4,239,814)
Net Increase (Decrease) from Capital Share Transactions	3,118,600	4,713,267
Total Increase (Decrease)	9,168,786	9,194,792
Net Assets
Beginning of Period	36,764,826	27,570,034
End of Period	45,933,612	36,764,826
See accompanying Notes, which are an integral part of the Financial Statements.
27

Target Retirement 2055 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$45.74	$39.46	$54.38	$44.08	$40.84	$40.95
Investment Operations
Net Investment Income[1]	.655	1.011	.981	.868	.862	.929
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.010	.034	—	—
Net Realized and Unrealized Gain (Loss) on Investments	7.688	6.192	(10.672)	10.295	3.307	(.209)
Total from Investment Operations	8.343	7.203	(9.681)	11.197	4.169	.720
Distributions
Dividends from Net Investment Income	(1.083)	(.885)	(1.099)	(.791)	(.929)	(.830)
Distributions from Realized Capital Gains	—	(.038)	(4.140)	(.106)	—	—
Total Distributions	(1.083)	(.923)	(5.239)	(.897)	(.929)	(.830)
Net Asset Value, End of Period	$53.00	$45.74	$39.46	$54.38	$44.08	$40.84
Total Return[3]	18.40%	18.48%	-20.17%	25.61%	10.25%	2.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,934	$36,765	$27,570	$12,516	$12,901	$10,202
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.25%	2.10%	1.68%	2.09%	2.37%
Portfolio Turnover Rate	0%[5]	1%[5]	4%[5]	6%	8%	3%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2055 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Target Retirement 2055 Fund
Notes to Financial Statements
Vanguard Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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Target Retirement 2055 Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants
30

Target Retirement 2055 Fund
improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	35,242,209
Gross Unrealized Appreciation	11,242,001
Gross Unrealized Depreciation	(566,504)
Net Unrealized Appreciation (Depreciation)	10,675,497
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $18,540,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	93,107	185,243
Issued in Lieu of Cash Distributions	17,587	15,300
Redeemed	(47,837)	(95,370)
Net Increase (Decrease) in Shares Outstanding	62,857	105,173
31

Target Retirement 2055 Fund
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	366,319	NA2	NA2	18	(39)	8,619	2	309,763
Vanguard Total Bond Market II Index Fund	2,582,067	452,541	58,146	294	103,362	48,449	—	3,080,118
Vanguard Total International Bond II Index Fund	1,002,290	354,204	14,080	(94)	31,196	39,338	—	1,373,516
Vanguard Total International Stock Index Fund	13,247,927	1,592,918	166,242	27,418	1,735,178	269,021	—	16,437,199
Vanguard Total Stock Market Index Fund	19,565,411	920,201	235,579	129,620	4,332,893	179,275	—	24,712,546
Total	36,764,014	3,319,864	474,047	157,256	6,202,590	544,702	2	45,913,142
1	Includes $386,010,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
32

Target Retirement 2060 Fund
Underlying Vanguard Funds
As of March 31, 2024
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.1%
Vanguard Total International Stock Index Fund Investor Shares	36.2
Vanguard Total Bond Market II Index Fund Investor Shares	6.7
Vanguard Total International Bond II Index Fund Institutional Shares	3.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
33

Target Retirement 2060 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.1%)
U.S. Stock Fund (53.6%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	57,461,057	13,647,001
International Stock Fund (35.9%)
	Vanguard Total International Stock Index Fund Investor Shares	472,019,781	9,133,583
U.S. Bond Fund (6.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	179,439,610	1,692,116
International Bond Fund (3.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	28,833,512	762,646
Total Investment Companies (Cost $20,096,794)			25,235,346
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1]	Vanguard Market Liquidity Fund, 5.407% (Cost $203,225)	2,032,924	203,252
Total Investments (99.9%) (Cost $20,300,019)			25,438,598
Other Assets and Liabilities—Net (0.1%)			23,570
Net Assets (100%)			25,462,168
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	885	98,055	377
E-mini S&P 500 Index	June 2024	458	121,565	2,685
				3,062

See accompanying Notes, which are an integral part of the Financial Statements.
34

Target Retirement 2060 Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $20,300,019)	25,438,598
Cash Collateral Pledged—Futures Contracts	7,205
Receivables for Accrued Income	7,334
Receivables for Capital Shares Issued	43,130
Variation Margin Receivable—Futures Contracts	90
Total Assets	25,496,357
Liabilities
Due to Custodian	148
Payables for Investment Securities Purchased	18,219
Payables for Capital Shares Redeemed	15,822
Total Liabilities	34,189
Net Assets	25,462,168
At March 31, 2024, net assets consisted of:

Paid-in Capital	20,176,001
Total Distributable Earnings (Loss)	5,286,167
Net Assets	25,462,168

Net Assets
Applicable to 521,442,481 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,462,168
Net Asset Value Per Share	$48.83
See accompanying Notes, which are an integral part of the Financial Statements.
35

Target Retirement 2060 Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	298,029
Net Investment Income—Note B	298,029
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold[1]	64,720
Futures Contracts	11,688
Realized Net Gain (Loss)	76,409
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	3,407,886
Futures Contracts	9,978
Change in Unrealized Appreciation (Depreciation)	3,417,864
Net Increase (Decrease) in Net Assets Resulting from Operations	3,792,302
1	Includes $65,521,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
36

Target Retirement 2060 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	298,029	393,439
Realized Net Gain (Loss)	76,409	188,523
Change in Unrealized Appreciation (Depreciation)	3,417,864	1,995,500
Net Increase (Decrease) in Net Assets Resulting from Operations	3,792,302	2,577,462
Distributions
Total Distributions	(474,148)	(313,855)
Capital Share Transactions
Issued	3,328,110	5,725,418
Issued in Lieu of Cash Distributions	464,827	307,570
Redeemed	(1,346,197)	(2,278,877)
Net Increase (Decrease) from Capital Share Transactions	2,446,740	3,754,111
Total Increase (Decrease)	5,764,894	6,017,718
Net Assets
Beginning of Period	19,697,274	13,679,556
End of Period	25,462,168	19,697,274
See accompanying Notes, which are an integral part of the Financial Statements.
37

Target Retirement 2060 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$42.12	$36.30	$48.04	$38.95	$36.07	$36.16
Investment Operations
Net Investment Income[1]	.605	.936	.903	.773	.762	.822
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.009	.029	—	—
Net Realized and Unrealized Gain (Loss) on Investments	7.083	5.697	(9.930)	9.085	2.922	(.192)
Total from Investment Operations	7.688	6.633	(9.018)	9.887	3.684	.630
Distributions
Dividends from Net Investment Income	(.978)	(.813)	(.936)	(.684)	(.804)	(.717)
Distributions from Realized Capital Gains	—	—	(1.786)	(.113)	—	(.003)
Total Distributions	(.978)	(.813)	(2.722)	(.797)	(.804)	(.720)
Net Asset Value, End of Period	$48.83	$42.12	$36.30	$48.04	$38.95	$36.07
Total Return[3]	18.41%	18.49%	-20.16%	25.60%	10.25%	2.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,462	$19,697	$13,680	$6,658	$6,027	$4,359
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.26%	2.10%	1.69%	2.09%	2.37%
Portfolio Turnover Rate	0%[5]	1%[5]	3%[5]	8%	6%	2%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2060 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Target Retirement 2060 Fund
Notes to Financial Statements
Vanguard Target Retirement 2060 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
39

Target Retirement 2060 Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants
40

Target Retirement 2060 Fund
improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,324,598
Gross Unrealized Appreciation	5,406,948
Gross Unrealized Depreciation	(289,886)
Net Unrealized Appreciation (Depreciation)	5,117,062
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $19,796,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	73,514	138,419
Issued in Lieu of Cash Distributions	10,156	8,008
Redeemed	(29,886)	(55,574)
Net Increase (Decrease) in Shares Outstanding	53,784	90,853
41

Target Retirement 2060 Fund
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	201,765	NA2	NA2	5	(19)	5,368	1	203,252
Vanguard Total Bond Market II Index Fund	1,371,534	315,157	51,101	(580)	57,106	26,160	—	1,692,116
Vanguard Total International Bond II Index Fund	534,345	216,551	5,255	86	16,919	21,593	—	762,646
Vanguard Total International Stock Index Fund	7,092,119	1,158,711	84,302	11,378	955,677	146,863	—	9,133,583
Vanguard Total Stock Market Index Fund	10,498,675	810,873	94,581	53,831	2,378,203	98,045	—	13,647,001
Total	19,698,438	2,501,292	235,239	64,720	3,407,886	298,029	1	25,438,598
1	Includes $175,150,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
42

Target Retirement 2065 Fund
Underlying Vanguard Funds
As of March 31, 2024
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.0%
Vanguard Total International Stock Index Fund Investor Shares	36.4
Vanguard Total Bond Market II Index Fund Investor Shares	6.6
Vanguard Total International Bond II Index Fund Institutional Shares	3.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
43

Target Retirement 2065 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.0%)
U.S. Stock Fund (53.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	16,122,332	3,829,054
International Stock Fund (36.0%)
	Vanguard Total International Stock Index Fund Investor Shares	133,251,825	2,578,423
U.S. Bond Fund (6.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	49,954,508	471,071
International Bond Fund (3.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	8,090,264	213,987
Total Investment Companies (Cost $6,036,527)			7,092,535
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund, 5.407% (Cost $70,722)	707,419	70,728
Total Investments (100.0%) (Cost $6,107,249)			7,163,263
Other Assets and Liabilities—Net (0.0%)			(2,853)
Net Assets (100%)			7,160,410
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	304	33,682	125
E-mini S&P 500 Index	June 2024	153	40,610	897
				1,022

See accompanying Notes, which are an integral part of the Financial Statements.
44

Target Retirement 2065 Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $6,107,249)	7,163,263
Cash Collateral Pledged—Futures Contracts	2,410
Receivables for Accrued Income	2,091
Receivables for Capital Shares Issued	19,422
Variation Margin Receivable—Futures Contracts	50
Total Assets	7,187,236
Liabilities
Due to Custodian	69
Payables for Investment Securities Purchased	15,978
Payables for Capital Shares Redeemed	10,779
Total Liabilities	26,826
Net Assets	7,160,410
At March 31, 2024, net assets consisted of:

Paid-in Capital	6,072,494
Total Distributable Earnings (Loss)	1,087,916
Net Assets	7,160,410

Net Assets
Applicable to 223,672,556 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,160,410
Net Asset Value Per Share	$32.01
See accompanying Notes, which are an integral part of the Financial Statements.
45

Target Retirement 2065 Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	81,555
Net Investment Income—Note B	81,555
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold[1]	14,250
Futures Contracts	4,061
Realized Net Gain (Loss)	18,311
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	930,842
Futures Contracts	2,993
Change in Unrealized Appreciation (Depreciation)	933,835
Net Increase (Decrease) in Net Assets Resulting from Operations	1,033,701
1	Includes $14,246,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
46

Target Retirement 2065 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	81,555	97,583
Realized Net Gain (Loss)	18,311	21,392
Change in Unrealized Appreciation (Depreciation)	933,835	483,869
Net Increase (Decrease) in Net Assets Resulting from Operations	1,033,701	602,844
Distributions
Total Distributions	(123,878)	(70,815)
Capital Share Transactions
Issued	1,399,306	2,130,702
Issued in Lieu of Cash Distributions	120,545	68,514
Redeemed	(459,783)	(673,806)
Net Increase (Decrease) from Capital Share Transactions	1,060,068	1,525,410
Total Increase (Decrease)	1,969,891	2,057,439
Net Assets
Beginning of Period	5,190,519	3,133,080
End of Period	7,160,410	5,190,519
See accompanying Notes, which are an integral part of the Financial Statements.
47

Target Retirement 2065 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$27.59	$23.76	$30.31	$24.52	$22.69	$22.64
Investment Operations
Net Investment Income[1]	.399	.617	.594	.500	.485	.529
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.005	.017	—	—
Net Realized and Unrealized Gain (Loss) on Investments	4.638	3.723	(6.543)	5.712	1.802	(.116)
Total from Investment Operations	5.037	4.340	(5.944)	6.229	2.287	.413
Distributions
Dividends from Net Investment Income	(.617)	(.510)	(.535)	(.400)	(.457)	(.363)
Distributions from Realized Capital Gains	—	—	(.071)	(.039)	—	.000[2]
Total Distributions	(.617)	(.510)	(.606)	(.439)	(.457)	(.363)
Net Asset Value, End of Period	$32.01	$27.59	$23.76	$30.31	$24.52	$22.69
Total Return[3]	18.41%	18.47%	-20.10%	25.59%	10.11%	2.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,160	$5,191	$3,133	$1,430	$864	$420
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.09%[4]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.69%	2.27%	2.13%	1.72%	2.11%	2.42%
Portfolio Turnover Rate	0%[5]	1%[5]	2%[5]	5%	6%	2%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2065 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2065 Fund
Notes to Financial Statements
Vanguard Target Retirement 2065 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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Target Retirement 2065 Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants
50

Target Retirement 2065 Fund
improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,117,099
Gross Unrealized Appreciation	1,124,095
Gross Unrealized Depreciation	(76,909)
Net Unrealized Appreciation (Depreciation)	1,047,186
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $7,204,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	47,078	78,495
Issued in Lieu of Cash Distributions	4,018	2,723
Redeemed	(15,545)	(24,968)
Net Increase (Decrease) in Shares Outstanding	35,551	56,250
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Target Retirement 2065 Fund
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	61,345	NA2	NA2	—	(6)	1,757	—	70,728
Vanguard Total Bond Market II Index Fund	356,384	107,048	7,256	84	14,811	7,008	—	471,071
Vanguard Total International Bond II Index Fund	141,395	69,542	1,519	26	4,543	5,870	—	213,987
Vanguard Total International Stock Index Fund	1,864,657	467,556	18,230	3,031	261,409	40,008	—	2,578,423
Vanguard Total Stock Market Index Fund	2,763,712	431,494	27,346	11,109	650,085	26,912	—	3,829,054
Total	5,187,493	1,075,640	54,351	14,250	930,842	81,555	—	7,163,263
1	Includes $50,640,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
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Target Retirement 2070 Fund
Underlying Vanguard Funds
As of March 31, 2024
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.0%
Vanguard Total International Stock Index Fund Investor Shares	36.0
Vanguard Total Bond Market II Index Fund Investor Shares	7.0
Vanguard Total International Bond II Index Fund Institutional Shares	3.0
The table reflects the fund’s investments, except for short-term investments.
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Target Retirement 2070 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.8%)
U.S. Stock Fund (53.9%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	1,504,949	357,425
International Stock Fund (35.9%)
	Vanguard Total International Stock Index Fund Investor Shares	12,317,236	238,339
U.S. Bond Fund (7.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	4,932,405	46,513
International Bond Fund (3.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	752,143	19,894
Total Investment Companies (Cost $586,899)			662,171
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund, 5.407% (Cost $1,796)	17,964	1,796
Total Investments (100.1%) (Cost $588,695)			663,967
Other Assets and Liabilities—Net (-0.1%)			(483)
Net Assets (100%)			663,484
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
54

Target Retirement 2070 Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $588,695)	663,967
Receivables for Accrued Income	174
Receivables for Capital Shares Issued	2,730
Total Assets	666,871
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	2,647
Payables for Capital Shares Redeemed	730
Total Liabilities	3,387
Net Assets	663,484
At March 31, 2024, net assets consisted of:

Paid-in Capital	586,556
Total Distributable Earnings (Loss)	76,928
Net Assets	663,484

Net Assets
Applicable to 26,196,896 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	663,484
Net Asset Value Per Share	$25.33
See accompanying Notes, which are an integral part of the Financial Statements.
55

Target Retirement 2070 Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	6,289
Net Investment Income—Note B	6,289
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	11
Futures Contracts	16
Realized Net Gain (Loss)	27
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	73,530
Net Increase (Decrease) in Net Assets Resulting from Operations	79,846
See accompanying Notes, which are an integral part of the Financial Statements.
56

Target Retirement 2070 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,289	3,677
Realized Net Gain (Loss)	27	(30)
Change in Unrealized Appreciation (Depreciation)	73,530	4,653
Net Increase (Decrease) in Net Assets Resulting from Operations	79,846	8,300
Distributions
Total Distributions	(7,044)	(626)
Capital Share Transactions
Issued	337,256	317,437
Issued in Lieu of Cash Distributions	6,795	608
Redeemed	(68,048)	(42,943)
Net Increase (Decrease) from Capital Share Transactions	276,003	275,102
Total Increase (Decrease)	348,805	282,776
Net Assets
Beginning of Period	314,679	31,903
End of Period	663,484	314,679
See accompanying Notes, which are an integral part of the Financial Statements.
57

Target Retirement 2070 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30, 2023	June 28, 2022[1] to September 30, 2022

Net Asset Value, Beginning of Period	$21.72	$18.50	$20.00
Investment Operations
Net Investment Income[2]	.319	.523	.113
Capital Gain Distributions Received[2]	.000[3]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.664	2.879	(1.613)
Total from Investment Operations	3.983	3.402	(1.500)
Distributions
Dividends from Net Investment Income	(.373)	(.182)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.373)	(.182)	—
Net Asset Value, End of Period	$25.33	$21.72	$18.50
Total Return[4]	18.45%	18.49%	-7.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$663	$315	$32
Ratio of Total Expenses to Average Net Assets	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%[5]
Ratio of Net Investment Income to Average Net Assets	2.71%	2.40%	2.15%[5]
Portfolio Turnover Rate	0%	2%	44%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Distribution was less than $.001 per share.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
58

Target Retirement 2070 Fund
Notes to Financial Statements
Vanguard Target Retirement 2070 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at March 31, 2024.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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Target Retirement 2070 Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement 2070 Fund
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	589,472
Gross Unrealized Appreciation	74,862
Gross Unrealized Depreciation	(367)
Net Unrealized Appreciation (Depreciation)	74,495
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $15,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	14,329	14,713
Issued in Lieu of Cash Distributions	286	31
Redeemed	(2,904)	(1,983)
Net Increase (Decrease) in Shares Outstanding	11,711	12,761
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Target Retirement 2070 Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	1,253	NA1	NA1	—	—	25	—	1,796
Vanguard Total Bond Market II Index Fund	22,081	23,401	—	—	1,031	562	—	46,513
Vanguard Total International Bond II Index Fund	9,434	10,137	—	—	323	469	—	19,894
Vanguard Total International Stock Index Fund	113,108	104,754	226	11	20,692	3,015	—	238,339
Vanguard Total Stock Market Index Fund	169,577	136,364	—	—	51,484	2,218	—	357,425
Total	315,453	274,656	226	11	73,530	6,289	—	663,967
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
62

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s acquired fund fees and expenses were below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses below the relevant peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
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The benefit of economies of scale
The board concluded that Vanguard’s arrangements with the Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Chester Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Target Retirement 2045 Fund, Vanguard Target Retirement 2050 Fund, Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2060 Fund, Vanguard Target Retirement 2065 Fund, and Vanguard Target Retirement 2070 Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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Q3082B 052024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 20, 2024

VANGUARD CHESTER FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 20, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.